Schedule of trade and other payables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade payables	€ 2,157	€ 1,460
Payable to shareholders of Al Shola Gas - current	7,866	6,710
Bank borrowings - current	79	77
Lease liabilities - current	188	170
Payroll and payroll taxes	53	61
Other payables	441	351
Total trade and other payables	€ 10,784	€ 8,829